Tyco International Finance S.A. (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 533	$ 471	$ 1,720
Foreign currency translation	(102)	93	(143)
Defined benefit and post retirement plans	81	(163)	33
Unrealized loss on marketable securities and derivative instruments	0	0	(4)
Deconsolidation of variable interest entity due to adoption of an accounting standard	0	0	(11)
Total other comprehensive loss, net of tax	(21)	(70)	(125)
Comprehensive income	512	401	1,595
Less: comprehensive loss attributable to noncontrolling interests	(3)	(1)	(10)
Comprehensive income attributable to Tyco common shareholders	515	402	1,605
Tyco International Ltd.
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	536	472	1,719
Foreign currency translation	(102)	93	(143)
Defined benefit and post retirement plans	81	(163)	33
Unrealized loss on marketable securities and derivative instruments	0	0	(4)
Deconsolidation of variable interest entity due to adoption of an accounting standard			0
Total other comprehensive loss, net of tax	(21)	(70)	(114)
Comprehensive income	515	402	1,605
Less: comprehensive loss attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Tyco common shareholders	515	402	1,605
Tyco International Finance S.A.
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	599	672	2,872
Foreign currency translation	0	11	(21)
Defined benefit and post retirement plans	0	0	0
Unrealized loss on marketable securities and derivative instruments	0	0	0
Deconsolidation of variable interest entity due to adoption of an accounting standard			0
Total other comprehensive loss, net of tax	0	11	(21)
Comprehensive income	599	683	2,851
Less: comprehensive loss attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Tyco common shareholders	599	683	2,851
Other Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(12,693)	1,305	2,801
Foreign currency translation	(102)	82	(122)
Defined benefit and post retirement plans	81	(163)	33
Unrealized loss on marketable securities and derivative instruments	0	0	(4)
Deconsolidation of variable interest entity due to adoption of an accounting standard			(11)
Total other comprehensive loss, net of tax	(21)	(81)	(104)
Comprehensive income	(12,714)	1,224	2,697
Less: comprehensive loss attributable to noncontrolling interests	(3)	(1)	(10)
Comprehensive income attributable to Tyco common shareholders	(12,711)	1,225	2,707
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	12,091	(1,978)	(5,672)
Foreign currency translation	102	(93)	143
Defined benefit and post retirement plans	(81)	163	(33)
Unrealized loss on marketable securities and derivative instruments	0	0	4
Deconsolidation of variable interest entity due to adoption of an accounting standard			0
Total other comprehensive loss, net of tax	21	70	114
Comprehensive income	12,112	(1,908)	(5,558)
Less: comprehensive loss attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Tyco common shareholders	$ 12,112	$ (1,908)	$ (5,558)